Fair Value Measurements 2 (Details) (Contingent consideration arrangements [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Contingent consideration arrangements [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 0.6	$ 8.2
Businesses acquired	0	17.0
Net changes in fair value	(0.6)	(24.3)
Payment of contingent consideration	0	(0.3)
Balance at end of period	$ 0	$ 0.6